Premises, Equipment And Leases (Summary of Premises and Equipment) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Land	$ 76,667,000	$ 75,593,000
Buildings	360,133,000	354,070,000
Leasehold Improvements	32,404,000	38,303,000
Furniture, fixtures, and equipment	201,443,000	202,102,000
Premises and equipment, at cost	670,647,000	670,068,000
Less accumulated depreciation and amortization	367,651,000	364,824,000
Premises and equipment, net	$ 302,996,000	$ 305,244,000